Non-current assets and liabilities held for sale and discontinued operations (Tables)	12 Months Ended
Dec. 31, 2018
Non-current assets and liabilities held for sale and discontinued operations
Schedule of Non-current assets and liabilities held for sale and discontinued operations

December 31, 2017
Fertilizers
Assets
Accounts receivable	90
Inventories	460
Other current assets	110
Investments in associates and joint ventures	83
Property, plant and equipment and Intangible	2,149
Other non-current assets	695
Total assets	3,587
Liabilities
Suppliers and contractors	324
Other current liabilities	215
Other non-current liabilities	640
Total liabilities	1,179
Net non-current assets held for sale	2,408

Summary of the results for the years and the cash flows of discontinued operations of the Fertilizer segment

Income statement

	Year ended December 31
	2018	2017	2016
Discontinued operations
Net operating revenue	121	1,746	1,875
Cost of goods sold and services rendered	(120)	(1,605)	(1,887)
Operating expenses	(4)	(141)	(130)
Impairment of non-current assets	(124)	(885)	(1,738)
Operating loss	(127)	(885)	(1,880)
Financial Results, net	(5)	(28)	20
Equity results in associates and joint ventures	—	(2)	3
Loss before income taxes	(132)	(915)	(1,857)
Income taxes	40	102	630
Loss from discontinued operations	(92)	(813)	(1,227)
Net income (loss) attributable to noncontrolling interests	—	(7)	2
Loss attributable to Vale's stockholders	(92)	(806)	(1,229)

Statement of cash flow

	Year ended December 31
	2018	2017	2016
Discontinued operations
Cash flow from operating activities
Loss before income taxes	(132)	(915)	(1,857)
Adjustments:
Equity results in associates and joint ventures	—	2	(3)
Depreciation, amortization and depletion	—	1	347
Impairment of non-current assets	124	885	1,738
Others	5	—	(20)
Increase (decrease) in assets and liabilities	(34)	114	(25)
Net cash provided by (used in) operating activities	(37)	87	180
Cash flow from investing activities
Additions to property, plant and equipment	(9)	(305)	(292)
Others	—	—	11
Net cash used in investing activities	(9)	(305)	(281)
Cash flow from financing activities
Loans and borrowings
Repayments	—	(34)	(17)
Net cash used in financing activities	—	(34)	(17)
Net cash used in discontinued operations	(46)	(252)	(118)